Statements of Earnings (Tables)	12 Months Ended
Aug. 31, 2018
Statements of Earnings [Abstract]
Net research and development expenses
Net research and development expenses comprise the following:

	Years ended August 31,
	2018	2017	2016

Gross research and development expenses	$65,243	$53,124	$47,875
Research and development tax credits and grants	(8,089)	(5,956)	(5,188)
Net research and development expenses for the year	$57,154	$47,168	$42,687

Depreciation and amortization expenses by functional area
Depreciation and amortization expenses by functional area are as follows:

	Years ended August 31,
	2018	2017	2016

Cost of sales
Depreciation of property, plant and equipment	$2,077	$1,522	$1,290
Amortization of intangible assets	9,212	2,652	702
	11,289	4,174	1,992

Selling and administrative expenses
Depreciation of property, plant and equipment	902	530	501
Amortization of intangible assets	592	251	75
	1,494	781	576

Net research and development expenses
Depreciation of property, plant and equipment	2,465	1,850	2,023
Amortization of intangible assets	523	386	395
	2,988	2,236	2,418
	$15,771	$7,191	$4,986

Depreciation of property, plant and equipment	$5,444	$3,902	$3,814
Amortization of intangible assets	10,327	3,289	1,172
Total depreciation and amortization expenses for the year	$15,771	$7,191	$4,986

Employee compensation
Employee compensation comprises the following:

	Years ended August 31,
	2018	2017	2016

Salaries and benefits	$134,453	$115,832	$112,569
Restructuring charges	2,072	3,509	‒
Stock-based compensation costs	1,748	1,414	1,378
Total employee compensation for the year	$138,273	$120,755	$113,947

Restructuring charges by functional area are as follows:

	Years ended August 31,
	2018	2017	2016

Cost of sales	$517	$1,697	$ ‒
Selling and administrative expenses	673	1,150	‒
Net research and development costs	3,219	2,232	‒
Interest and other expense	150	‒	‒
Income taxes	(1,150)	‒	‒
Total restructuring charges for the year	$3,409	$5,079	$ ‒

Stock-based compensation costs by functional area are as follows:

	Years ended August 31,
	2018	2017	2016

Cost of sales	$143	$121	$107
Selling and administrative expenses	1,217	1,052	972
Net research and development expenses	388	304	299
Total stock-based compensation costs for the year	$1,748	$1,477	$1,378